Debt Obligations - Schedule of Maturities (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014
Debt Disclosure [Abstract]
Remainder of fiscal year 2015	$ 0
Fiscal year 2015		$ 4,869
Fiscal year 2016	0	8,520
Fiscal year 2017	0	5,477
Fiscal year 2018	0	74,855
Fiscal year 2019	2,750
Fiscal year 2020	92,750
Total	$ 95,500	$ 93,721